Financial risk management (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure Of Financial Risk Management [Abstract]
Disclosure of Exposure to Financial Risks
This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.

Risk	Exposure arising from	Measurement	Management
Market risk – currency risk	Future commercial transactions Recognized financial assets and liabilities not denominated in the functional currency of each entity within the Group	Cash flow forecasting Sensitivity analysis	The future cash flows of each currency are forecast and the quantum of cash reserves held for each currency are managed in line with future forecasted requirements. Cross currency swaps are undertaken as required.

Market risk – interest rate risk	Term deposits at fixed rates Cash deposits at variable rates	Sensitivity analysis	Vary length of term deposits, utilize interest bearing accounts and periodically review interest rates available to ensure we earn interest at market rates.

Market risk – price risk	Long-term borrowings	Sensitivity analysis	Forecasts of net sales of the product underlying the NovaQuest borrowing arrangement are updated on a quarterly basis to evaluate the impact on the carrying amount of the financial liability.

Market risk - share price risk	Warrant liability	Sensitivity analysis	The future exercise of warrants will not impact the Group's future cash flows significantly given the warrants will be paid in shares upon exercise. Therefore there are no significant cashflow risks associated with these warrants. The Group monitors the profit or loss impact that share price movements have on the valuation of the warrant liability each period.

Credit risk	Cash and cash equivalents, trade and other receivables and other non-current assets	Aging analysis Credit ratings	Transact primarily with the best risk rated banks available in each region giving consideration to the products required, the quantum of cash reserves held and future forecasted requirements

Liquidity risk	Cash and cash equivalents, borrowings, trade payables, lease liabilities and contingent consideration	Rolling cash flow forecasts	Future cash flows requirements are forecasted and capital raising strategies are planned to ensure sufficient cash balances are maintained to meet the Group’s future commitments.

Schedule of Balances Held at the End of Year with an Analysis which Assesses Impact on Profit and Loss Due to Change in Exchange Rate
The balances held at the end of the year that give rise to currency risk exposure are presented in US$ in the following table, together with a sensitivity analysis which assesses the impact that a change of +/-20% in the exchange rate as of June 30, 2024 and June 30, 2023 would have had on the Group’s reported net profits/(losses) and/or equity balance. The bank balances held at the end of the year that are presented in the following table give rise to currency risk exposure as they are not in the functional currency of the entity in which it is held.

		+20%	-20%
(in U.S. dollars, in thousands, unless otherwise noted) As of June 30, 2024	Foreign currency balance held	Profit/(Loss) US$	Profit/(Loss) US$
Bank accounts – USD	US$819	$164	$(164)
Bank accounts – CHF	CHF96	$21	$(21)
Bank accounts – SGD	S$62	$9	$(9)
Bank accounts – EUR	EUR151	$32	$(32)
Trade and other receivables - USD	US$400	$80	$(80)
Trade and other receivables - SGD	S$396	$58	$(58)
Trade and other receivables - CHF	CHF4	$1	$(1)
Trade and other receivables - EUR	EUR175	$37	$(37)
Trade payables and accruals - USD	(US$1,024)	$(204)	$204
Trade payables and accruals - AUD	(A$130)	$(17)	$17
Trade payables and accruals - SGD	(S$217)	$(32)	$32
Trade payables and accruals - GBP	(GBP60)	$(15)	$15
Trade payables and accruals - EUR	(EUR36)	$(8)	$8
Trade payables and accruals - CHF	(CHF19)	$(4)	$4
Provisions – USD	(US$1,750)	$(350)	$350
		$(228)	$228

		+20%	-20%
(in U.S. dollars, in thousands, unless otherwise noted) As of June 30, 2023	Foreign currency balance held	Profit/(Loss) US$	Profit/(Loss) US$
Bank accounts – USD	US$60	$12	$(12)
Bank accounts – CHF	CHF79	$18	$(18)
Bank accounts – SGD	S$80	$12	$(12)
Bank accounts – EUR	EUR4	$1	$(1)
Trade and other receivables - USD	US$400	$80	$(80)
Trade and other receivables - SGD	S$106	$16	$(16)
Trade and other receivables - CHF	CHF3	$1	$(1)
Trade and other receivables - EUR	EUR292	$63	$(63)
Trade payables and accruals - USD	(US$1,361)	$(272)	$272
Trade payables and accruals - AUD	(A$1,064)	$(141)	$141
Trade payables and accruals - SGD	(S$422)	$(62)	$62
Trade payables and accruals - GBP	(GBP45)	$(11)	$11
Trade payables and accruals - EUR	(EUR26)	$(6)	$6
Trade payables and accruals - CHF	(CHF40)	$(9)	$9
Provisions – USD	(US$1,750)	$(350)	$350
		$(648)	$648

Schedule of Deposits Held which Derive Interest Revenue with Maximum and Minimum Interest Rates Being Earned
The deposits held which derive interest revenue are described in the table below, together with the maximum and minimum interest rates being earned as of June 30, 2024 and June 30, 2023. The effect on profit is shown if interest rates change by 10%, in either direction, is as follows:

	As of Jun 30, 2024			As of June 30, 2023
(in U.S. dollars, in thousands, except percent data)	Low	High	US$	Low	High	US$
Funds invested – US$	1.84%	1.84%	25,123	1.79%	1.79%	40,569
Rate increase by 10%	2.02%	2.02%	46	1.97%	1.97%	73
Rate decrease by 10%	1.66%	1.66%	(46)	1.61%	1.61%	(73)

	As of Jun 30, 2024			As of June 30, 2023 (1)
(in Australian dollars, in thousands, except percent data)	Low	High	A$	Low	High	A$
Funds invested – A$	3.85%	4.86%	22,169	3.60%	4.59%	35,707
Rate increase by 10%	4.24%	5.35%	95	3.96%	5.05%	143
Rate decrease by 10%	3.47%	4.37%	(95)	3.24%	4.13%	(143)

(1)	A$ deposits held as of June 30, 2023 have been updated to reflect the increasing impact of higher interest rates.

Summary of Borrowing to Price Rate Changes
The exposure of the Group’s borrowing to price rate changes are as follows:

	As of Jun 30, 2024		As of June 30, 2023
(in U.S. dollars, in thousands, except percent data)	Total	% of total borrowings	Total	% of total borrowings
Financial liabilities
Current borrowings
Borrowings – NovaQuest	1,869	2%	336	0%
Non-current borrowings
Borrowings – NovaQuest	64,562	56%	55,739	51%
	66,431	58%	56,075	51%

Schedule of Group's Receivables
Credit risk is the risk that one party to a financial instrument will fail to discharge its obligation and cause financial loss to the other party. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets. The Group’s receivables are tabled below.

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Cash and cash equivalents
Deposits at call (Note 5(a)) - minimum A rated	397	398
Cash at bank (Note 5(a)) - minimum A rated	62,563	70,920
Trade and other receivables
Receivable from other parties (non-rated)	1,403	2,276
Receivable from the Australian Government (Income Tax)	854	2,363
Receivable from the United States Government (U.S. tax credits)	—	1,473
Receivable from the Australian Government (Foreign Withholding Tax)	400	400
Receivable from the Australian Government (Goods and Services Tax)	126	121
Receivable from the Singapore Government (Goods and Services Tax)	292	78
Receivable from the United States Government (Foreign Withholding Tax)	71	71
Receivable from minimum A rated bank deposits (interest)	23	18
Receivable from the Swiss Government (Value-Added Tax)	5	3
Receivable from the United States Government (Income Tax)	—	—
Other non-current assets
Minimum A rated bank deposits (held as security)	1,912	1,912

Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Borrowings and Carrying Value
As of June 30, 2024, the maturity profile of the anticipated future contractual cash flows, on an undiscounted basis and removing probability adjustments as applicable for contingent consideration, and which, therefore differs from the carrying value, is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)(2)	(15,763)	(140,716)	—	—	(156,479)	(114,345)
Trade payables	(7,071)	—	—	—	(7,071)	(7,070)
Lease liabilities	(2,819)	(1,797)	(206)	—	(4,822)	(4,578)
Contingent consideration(3)	(5,500)	(1,604)	—	—	(7,104)	(656)
	(31,153)	(144,117)	(206)	—	(175,476)	(126,649)